RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease receivables (refer to Note 9: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	June 30, 2023	December 31, 2022
Amounts due from:
Frontline	3,298	3,854
Seatankers	88	—
Golden Ocean	—	374
Sloane Square Capital	195	183
NorAm Drilling	19	—
River Box**	10	10
Other related parties	4	1
Allowance for expected credit losses*	(25)	(30)
Total amount due from related parties	3,589	4,392

Loans to related parties - associated companies, long-term
River Box**	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,192	1,788
Frontline	—	2
Golden Ocean	173	141
Seatankers	95	—
Front Ocean	39	—
Other related parties	5	5
Total amount due to related parties	1,504	1,936

* See Note 18: Allowance for Expected Credit Losses.

** River Box was previously a wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party, and has accounted for the remaining 49.9% ownership in River Box using the equity method. (Refer to Note 10: Investment in Associated Companies).

Schedule of related party leasing revenues and repayments
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

	Six months ended
(in thousands of $)	June 30, 2023	June 30, 2022
Golden Ocean:
Operating lease income	27,195	25,689
Profit share	—	1,510
Frontline Shipping:
Direct financing lease interest income	—	382
Direct financing lease service revenue	—	1,746
Direct financing lease repayments	—	1,752
Seadrill*
Operating lease income	—	17,770
* Reflecting revenue through February 21, 2022. Seadrill was determined to no longer be a related party following its emergence from bankruptcy on February 22, 2022.
Schedule of fees with related parties
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2023	June 30, 2022
Frontline:
Vessel Management Fees	1,207	2,669
Newbuilding Supervision Fees	709	466
Commissions and Brokerage	280	152
Administration Services Fees	2	2
Golden Ocean:
Vessel Management Fees	10,136	10,135
Operating Management Fees	—	22
Commissions and Brokerage	81	—
Seatankers:
Administration Services Fees	143	251
Front Ocean:
Administration Services Fees	311	210
Office Facilities:
Seatankers Management Norway AS	35	62
Frontline Management AS	156	128
Frontline Corporate Services Ltd.	95	60
Flex LNG Management Ltd	—	3
Golden Ocean Shipping Co Pte. Ltd.	43	41

Schedule of related party loans and interest – associated companies
A summary of loans entered into with the associated companies are as follows:

(in millions of $)	River Box
Loans granted	45
Loans outstanding as of June 30, 2023	45

The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033 or earlier if River Box sells its assets.

Interest income received on the loans to associated companies is as follows:

	Six months ended
(in millions of $)	June 30, 2023	June 30, 2022
River Box	2.3	2.3